Cover	Dec. 07, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 07, 2023
Entity File Number	001-38762
Entity Registrant Name	BiomX Inc.
Entity Central Index Key	0001739174
Entity Tax Identification Number	82-3364020
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	22 Einstein St.
Entity Address, Address Line Two	Floor 4
Entity Address, City or Town	Ness Ziona
Entity Address, Country	IL
Entity Address, Postal Zip Code	7414003
City Area Code	+972
Local Phone Number	723942377
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Units Each Consisting Of One Share Of Common Stock 0. 0001 Par Value And One Warrant Entitling Holder To Receive One Half Share Of Common Stock [Member]
Title of 12(b) Security	Units, each consisting of one share of Common Stock, $0.0001 par value
Trading Symbol	PHGE.U
Security Exchange Name	NYSE
Shares Of Common Stock 0. 0001 Par Value [Member]
Title of 12(b) Security	Shares of Common Stock, $0.0001 par value
Trading Symbol	PHGE
Security Exchange Name	NYSE